Expense Example - FidelityCanadaFund-AMCIZPRO - FidelityCanadaFund-AMCIZPRO - Fidelity Canada Fund	Dec. 30, 2023 USD ($)
Fidelity Advisor Canada Fund - Class A
Expense Example:
1 year	$ 703
3 years	972
5 years	1,262
10 years	2,084
Fidelity Advisor Canada Fund - Class C
Expense Example:
1 year	311
3 years	652
5 years	1,119
10 years	2,219
Fidelity Advisor Canada Fund - Class M
Expense Example:
1 year	505
3 years	831
5 years	1,180
10 years	2,163
Fidelity Advisor Canada Fund - Class I
Expense Example:
1 year	105
3 years	328
5 years	569
10 years	1,259
Fidelity Advisor Canada Fund - Class Z
Expense Example:
1 year	94
3 years	293
5 years	509
10 years	$ 1,131